Other Long-Term Obligations (Details) - USD ($) $ in Thousands	May 04, 2015	Apr. 24, 2016
Nemacolin
Other long-term obligations
Asset of property and equipment, net of accumulated depreciation recorded under ASC 840		$ 5,626
Liability under ASC 840		6,100
Quad-Cities Waterfront Convention Center
Other long-term obligations
Repayments of Notes Payable	$ 9,400
Liability under ASC 840		$ 7,812